Leases (Details) - Summary of Lease Cost - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Summary Of Lease Cost Abstract
Total depreciation expense from right-of-use assets	$ (3,742)	$ (4,641)
Interest expense on lease liabilities	(1,362)	(3,312)
Foreign currency difference on lease liability	1,338	3,526
Loss of cancelled leases	(8)
Total amount recognized in profit and loss	$ (3,774)	$ (4,427)